Other intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Components of intangible assets other than goodwill

The components of intangible assets other than goodwill at December 31, 2018 and December 31, 2017 were as follows:

	December 31, 2018	December 31, 2017
DNMT1 Inhibitor License	$110,474	$—
LSD1 Inhibitor License	40,983	40,983
Trademarks	34,426	34,426
Accumulated Amortization	(13,452)	(9,010)

Other Intangibles, Net	$172,431	$66,399

Amortization expense related to finite-lived intangible assets	Amortization expense related to finite-lived intangible assets was as follows:

	December 31, 2018	December 31, 2017
Amortization Expense—Intangibles	$4,442	$4,340